Expenses by nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Employee benefit expenses (Note 7)	¥ 309,250	¥ 322,563	¥ 258,495
Advertising and marketing expenses	255,534	380,794	303,856
Cost of inventories and consumables	174,991	163,881	112,617
Operating lease rental expenses	15,836	4,860	8,986
Amortisation and depreciation	99,135	106,405	83,834
Utilities and office expenses	76,579	52,666	51,271
Travelling and entertainment expenses	12,818	17,136	28,173
Bank charges	3,213	4,350	5,158
Loss on disposal of property, plant and equipment		915	1,444
Legal and professional fee	30,570	19,273	6,032
Other expenses	9,820	25,207	25,479
Total expenses	¥ 987,746	¥ 1,098,050	¥ 885,345